Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 270,733	$ 247,102	$ 221,199
Additions	41,385	59,760	91,077
Deductions	(31,339)	(33,789)	(22,392)
Remeasurement/Translation	(45,134)	(2,340)	(42,782)
Balance at end of period	235,645	270,733	247,102
Accrual provisions	7,201	24,260	27,041
Accrual reclassifications	419	633	141
Accrual payments	19,072	22,022	16,224
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,440	849	874
Additions	766	838	732
Deductions	(1,636)	(309)	(715)
Remeasurement/Translation	(179)	62	(42)
Balance at end of period	391	1,440	849
Allowance for doubtful accounts | Accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,330	460
Balance at end of period	294	1,330	460
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	110	389
Balance at end of period	97	110	389
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	218,674	201,414	186,239
Additions	32,999	34,029	63,163
Deductions	(10,631)	(11,458)	(5,453)
Remeasurement/Translation	(36,144)	(5,311)	(42,535)
Balance at end of period	204,898	218,674	201,414
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	50,619	44,839	34,086
Additions	7,620	24,893	27,182
Deductions	(19,072)	(22,022)	(16,224)
Remeasurement/Translation	(8,811)	2,909	(205)
Balance at end of period	$ 30,356	$ 50,619	$ 44,839